CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Millions	Sep. 25, 2015 € / shares	Sep. 25, 2015 USD ($) $ / shares shares	Sep. 26, 2014 USD ($) shares
Accounts receivable, allowance for doubtful accounts (in dollars) | $		$ 71	$ 67
Common shares - par value | (per share)		$ 0.01
Common shares - shares authorized		1,000,000,000	825,222,070
Common shares - shares issued		422,400,870	486,363,050
Common shares held in treasury, shares		0	22,902,706
Preferrence shares, par value | $ / shares		$ 0.01
Preferrence shares - shares authorized		100,000,000
Preferrence shares - shares outstanding		0
Common Class A [Member]
Common shares - par value | € / shares	€ 1.00
Common shares - shares authorized		40,000
Common shares - shares outstanding		0